Putnam Floating Rate Income Fund
The fund's portfolio
11/30/21 (Unaudited)

SENIOR LOANS (92.4%)(a)(c)
	Principal amount	Value
Advertising and marketing services (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.629%, 8/21/26	$3,307,271	$3,231,931
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.59%, 12/17/26	3,190,827	3,150,144

		6,382,075
Aerospace and defense (1.1%)
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	855,000	872,528
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.25%), 2.34%, 5/30/25	1,572,344	1,542,281
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 2.34%, 12/9/25	1,477,027	1,445,640
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 5/3/26	1,361,276	1,353,190

		5,213,639
Automotive (0.7%)
American Trailer World Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/3/28	997,500	986,697
Rough Country, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.25%, 7/26/28	2,000,000	1,996,260

		2,982,957
Basic materials (9.5%)
Alpha 3 BV bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/5/28	2,354,100	2,347,108
ARC Falcon I, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 9/22/28	436,306	433,125
ARC Falcon I, Inc. bank term loan FRN Ser. DD, (1 Month US LIBOR + 3.75%), 4.25%, 9/22/28	63,694	63,230
Core & Main LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.592%, 6/10/28	1,995,000	1,974,212
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	2,162,161	2,139,199
Diamond BC BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 9/14/28	3,000,000	2,981,790
Ecovyst, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.25%, 4/30/28	1,000,000	999,060
GEON Performance Solutions, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 8/20/28	1,000,000	1,008,750
Herens US Holdco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 4/30/28	2,673,300	2,669,049
Ineos US Petrochem, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.25%, 1/29/26	997,500	994,069
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	1,621,850	1,566,107
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.632%, 3/1/26	2,490,825	2,459,067
Olympus Water US Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 9/21/28	3,000,000	2,972,250
Pregis TopCo, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 8/1/26	1,500,000	1,492,500
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.081%, 6/11/28	1,000,000	992,220
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.59%, 2/1/27	3,044,920	3,005,367
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	2,165,724	2,136,486
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.092%, 10/1/25	1,659,956	1,637,480
Sylvamo Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.00%, 8/20/28	1,433,333	1,431,542
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.129%, 5/3/26	3,571,579	3,547,757
TMS International Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 8/14/24	710,351	706,799
TMS International Corp./DE bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 8/14/24	188,575	187,632
Trinseo Materials Operating SCA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.59%, 3/18/28	1,995,000	1,969,564
WR Grace Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 8/12/28	3,000,000	2,991,240

		42,705,603
Broadcasting (2.9%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.838%, 3/4/25	2,542,161	2,523,095
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.35%, 8/24/26	1,447,614	605,103
Entercom Media Corp. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.50%), 2.587%, 11/17/24	1,210,716	1,192,556
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	976,302	969,283
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.09%, 5/1/26	1,472,582	1,453,261
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.599%, 6/19/26	2,347,551	2,329,522
Sinclair Broadcasting bank term loan FRN Ser. B2B, (BBA LIBOR USD 3 Month + 2.50%), 2.60%, 7/18/26	1,049,645	1,023,404
Univision Communications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 3/24/26	3,065,844	3,056,278

		13,152,502
Building materials (4.6%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	2,882,984	2,868,050
Chariot Buyer, LLC bank term loan FRN (1 Month US LIBOR + 3.50%), 4.00%, 10/22/28	3,000,000	2,978,760
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	2,924,800	2,911,639
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	1,735,513	1,732,267
LBM Acquisition, LLC bank term loan FRN (1 Month US LIBOR + 3.75%), 4.75%, 12/17/27	333,333	327,977
LBM Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/27	1,492,509	1,468,525
LBM Acquisition, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.75%), 3.879%, 12/18/27	664,996	654,309
LBM Acquisition, LLC bank term loan FRN Ser. B2-DD, (1 Month US LIBOR + 3.75%), 4.50%, 12/18/27(U)	333,333	327,977
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,935,000	1,586,700
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	883,100	835,085
Watlow Electric Manufacturing, Co. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.314%, 3/2/28	3,000,000	2,980,320
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	2,617,961	2,611,416

		21,283,025
Commercial and consumer services (3.0%)
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 5/5/28	1,000,000	990,500
API Group DE, Inc. bank term loan FRN (1 Month US LIBOR + 2.75%), 2.832%, 10/7/28	2,000,000	1,990,000
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.35%, 10/30/26	2,614,604	2,607,596
Iron Mountain, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.84%, 1/2/26	1,774,402	1,741,132
Pitney Bowes, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.084%, 3/12/28	1,990,000	1,988,129
Prime Security Services Borrower, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/26	2,274,383	2,261,738
Signal Parent, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.25%, 3/25/28	1,995,000	1,943,469

		13,522,564
Communication services (5.8%)
Altice France SA (France) bank term loan FRN Ser. B12, (BBA LIBOR USD 3 Month + 3.69%), 3.811%, 1/31/26	1,651,298	1,633,133
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.34%, 1/30/29	1,320,000	1,305,982
Asurion, LLC bank term loan FRN Ser. B6, (BBA LIBOR USD 3 Month + 3.13%), 3.215%, 11/3/23	900,132	896,199
Asurion, LLC bank term loan FRN Ser. B8, (BBA LIBOR USD 3 Month + 3.25%), 3.34%, 12/23/26	1,492,481	1,468,602
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.34%, 7/31/27	498,747	491,515
Cogeco Financing 2 LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 7/28/28	2,500,000	2,475,900
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.339%, 7/17/25	2,141,720	2,097,879
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	3,500,000	3,491,250
First Opportunity Fund, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/27/28	2,000,000	1,996,260
Frontier Communications Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 10/8/27	2,985,000	2,978,284
Intelsat Jackson Holdings SA bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 4.50%), 8.75%, 1/2/24	2,000,000	2,003,000
Level 3 Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.84%, 3/1/27	965,432	941,905
SFR Group SA bank term loan FRN Ser. B11, (BBA LIBOR USD 3 Month + 2.75%), 2.879%, 7/31/25	1,577,792	1,544,264
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 8/6/23	500,290	498,729
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.09%, 3/9/27	2,895,066	2,828,885

		26,651,787
Communications equipment (0.9%)
CommScope, Inc. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.25%), 3.34%, 2/7/26	1,517,895	1,477,109
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.587%, 7/2/25	2,651,966	2,571,664

		4,048,773
Computers (4.7%)
Atlas CC Acquisition Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.00%, 4/29/28	1,657,817	1,657,585
Atlas CC Acquisition Corp. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 4.25%), 5.00%, 4/29/28	337,183	337,136
ConnectWise, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 9/30/28	1,000,000	991,250
Ivanti Software, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/1/27	1,990,000	1,973,841
Liftoff Mobile, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 9/30/28	2,000,000	1,982,000
Mitchell International, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 4.25%, 10/1/28	3,430,000	3,382,357
Rackspace Technology Global, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.50%, 2/3/28	2,800,925	2,758,603
RealPage, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 2/18/28	3,770,000	3,731,358
Sovos Compliance, LLC bank term loan FRN (1 Month US LIBOR + 4.50%), 5.00%, 8/12/28	2,413,253	2,419,287
Sovos Compliance, LLC bank term loan FRN (1 Month US LIBOR + 2.25%), 2.25%, 8/12/28	416,747	417,788
Xperi Holding Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.59%, 6/8/28	1,975,000	1,964,631

		21,615,836
Consumer (—%)
Reynolds Consumer Products, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 1.84%, 1/29/27	4,971	4,937

		4,937
Consumer staples (5.3%)
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 5.75%), 6.25%, 11/18/29	1,220,000	1,222,037
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 3.50%), 4.00%, 11/18/28	3,000,000	2,980,320
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	2,777,244	2,752,943
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	2,388,018	2,350,335
Hertz Corp. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 6/30/28	1,678,641	1,673,924
Hertz Corp. (The) bank term loan FRN Ser. C, (1 Month US LIBOR + 3.50%), 3.75%, 6/30/28	317,152	316,261
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	223,313	222,236
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	2,138,766	2,122,341
Journey Personal Care Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.00%, 2/19/28	1,995,000	1,981,693
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 5.00%, 11/4/28	3,685,000	3,668,897
VM Consolidated, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.382%, 3/19/28	2,990,000	2,968,502
Weight Watchers International bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 4/13/28	1,995,000	1,968,566

		24,228,055
Containers (1.5%)
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.349%, 4/3/24	3,059,882	2,996,389
Graham Packaging Co., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.75%, 8/4/27	1,657,097	1,643,061
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.34%, 2/5/26	1,578,075	1,561,205
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 9/20/28	500,000	496,875

		6,697,530
Electronics (0.7%)
Mirion Technologies US, Inc. bank term loan FRN (1 Month US LIBOR + 2.75%), 3.25%, 10/5/28	2,000,000	1,985,420
TTM Technologies, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 2.599%, 9/28/24	1,309,237	1,303,777

		3,289,197
Energy (3.1%)
Apergy Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.625%, 5/9/25	674,699	669,079
BCP Renaissance Parent, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 10/31/24	938,451	926,139
Centurion Pipeline Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.34%, 9/26/25	994,885	981,454
ChampionX Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 6/3/27	707,813	715,719
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	2,977,538	2,962,173
DT Midstream, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.50%, 5/25/28	997,500	995,635
GIP II Blue Holding LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.50%), 5.50%, 9/22/28	2,500,000	2,462,500
Oryx Midstream Services Permian Basin, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 9/29/28	2,500,000	2,474,100
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 4.84%, 3/11/26	2,000,000	1,925,560

		14,112,359
Entertainment (1.4%)
Allen Media, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 5.627%, 2/10/27	783,725	775,402
Allen Media, LLC bank term loan FRN Ser. DD, (1 Month US LIBOR + 5.50%), 5.627%, 2/10/27	712,500	704,933
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.09%, 4/22/26	2,296,022	2,057,557
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.882%, 9/18/24	2,859,676	2,743,945

		6,281,837
Financials (5.6%)
Acrisure, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 2/15/27	1,000,000	990,630
Acrisure, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.632%, 2/15/27	1,900,000	1,854,875
Advisor Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.50%), 4.59%, 7/31/26	2,726,127	2,717,130
Alliant Holdings I, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.34%, 4/27/25	2,880,353	2,837,148
AmWINS Group, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 2/19/28	1,496,233	1,473,790
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 3/11/28	1,442,750	1,428,323
Aretec Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.34%, 10/1/25	2,427,519	2,420,431
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.34%, 11/28/25	2,925,000	2,896,277
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.59%, 12/7/25	2,590,333	2,545,002
Greystone Select Financial, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 5/6/28	1,490,769	1,490,769
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.875%, 4/25/25	2,436,537	2,388,903
USI, Inc./NY bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.132%, 5/16/24	2,682,270	2,653,999

		25,697,277
Gaming and lottery (2.6%)
Bally's Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 8/6/28	2,500,000	2,484,375
CCM Merger, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 11/4/25	865,455	862,754
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.00%), 13.00%, 10/4/23	190,000	201,400
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	2,259,969	2,238,793
Raptor Acquisition Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 11/1/26	1,500,000	1,495,620
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.84%, 8/14/24	2,798,060	2,774,361
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.382%, 7/29/25	1,930,557	1,914,476

		11,971,779
Health care (8.7%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 4/12/24	1,391,924	1,326,963
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.09%, 5/17/25	1,999,449	1,979,774
Commerce Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 6/28/24	994,804	989,830
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.849%, 2/4/27	1,975,264	1,942,810
Endo Luxembourg Finance Co. I Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 3/11/28	1,492,500	1,449,038
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.84%, 10/10/25	2,910,151	2,187,066
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 10/5/25	2,565,612	2,546,370
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.078%, 11/15/27	2,441,667	2,392,833
Icon Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 6/16/28	1,437,377	1,431,785
Indigo Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 6/16/28	358,123	356,730
Insulet Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/4/28	1,995,000	1,991,269
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	2,842,875	2,835,427
Mozart Borrower LP bank term loan FRN (1 Month US LIBOR + 3.25%), 3.75%, 9/30/28	3,000,000	2,988,660
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	2,812,950	2,806,733
Organon & Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 4/8/28	2,992,500	2,981,278
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.08%, 6/30/25	2,297,017	2,282,087
Phoenix Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.814%, 8/11/28	3,000,000	2,985,480
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	1,393,135	1,349,599
Sotera Health Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.25%, 12/13/26	667,000	663,038
Surgery Center Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.831%, 8/31/26	2,422,522	2,411,426

		39,898,196
Household furniture and appliances (0.4%)
Osmosis Debt Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/17/28	1,777,778	1,775,182
Osmosis Debt Merger Sub, Inc. bank term loan FRN Ser. DD, (1 Month US LIBOR + 4.00%), 4.50%, 6/17/28(U)	222,222	221,898

		1,997,080
Industrial (1.3%)
Filtration Group Corp. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.00%, 10/19/28	1,000,000	994,000
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.09%, 3/27/25	2,414,359	2,381,476
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/28	2,653,350	2,642,577

		6,018,053
Leisure (0.2%)
Hayward Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 5/14/28	997,500	987,774

		987,774
Lodging/Tourism (1.7%)
Caesars Resort Collection, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 2.84%, 9/28/24	3,840,278	3,798,035
Carnival Corp. bank term loan FRN (1 Month US LIBOR + 3.25%), 4.00%, 10/8/28	2,000,000	1,965,000
Hilton Grand Vacations Borrower, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 6/30/28	2,000,000	1,980,620

		7,743,655
Machinery (4.0%)
Granite US Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.132%, 9/30/26	1,429,438	1,417,831
Harsco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.75%, 3/5/28	1,995,000	1,971,938
OT Merger Corp. bank term loan FRN (1 Month US LIBOR + 4.00%), 4.086%, 10/7/28	3,000,000	2,990,010
Pro Mach Group, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 8/13/28	2,664,804	2,660,647
Pro Mach Group, Inc. bank term loan FRN Ser. DD, (1 Month US LIBOR + 0.80%), 1.00%, 8/13/28	335,196	334,673
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	2,829,605	2,756,205
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	3,685,452	3,671,042
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.838%, 3/2/27	2,727,621	2,701,817

		18,504,163
Manufacturing (0.9%)
Gates Global, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 3/31/27	1,389,100	1,376,085
Madison IAQ, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 6/15/28	2,992,500	2,964,640

		4,340,725
Media (0.4%)
Lions Gate Capital Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.34%, 3/24/25	1,775,700	1,748,319

		1,748,319
Miscellaneous (1.7%)
Altar Bidco, Inc. bank term loan FRN (Secured Overnight Funding Rate + 5.60%), 6.10%, 11/17/29	1,500,000	1,498,125
Altar Bidco, Inc. bank term loan FRN (Secured Overnight Funding Rate + 3.35%), 3.85%, 11/17/28	2,000,000	1,986,260
Dotdash Meredith, Inc. bank term loan FRN Ser. B, (CME Term Secured Overnight Funding Rate Plus CSA + 4.00%), 4.50%, 11/23/28	3,000,000	2,977,500
Einstein Merger Sub, Inc. bank term loan FRN (1 Month US LIBOR + 3.75%), 4.25%, 11/4/28	1,500,000	1,490,625

		7,952,510
Office equipment and supplies (0.5%)
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.132%, 4/9/26	2,456,993	2,354,119

		2,354,119
Publishing (1.5%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	3,190,000	3,175,645
Mav Acquisition Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 7/30/28	3,000,000	2,960,250
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/25	691,250	704,211

		6,840,106
Retail (1.2%)
Park River Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/27	994,998	985,357
Petco Health & Wellness Co., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 2/25/28	1,990,000	1,977,145
PetSmart, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	2,593,500	2,579,884

		5,542,386
Software (4.7%)
AppLovin Corp. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.50%, 10/21/28	2,300,000	2,282,750
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.882%, 10/2/25	3,404,295	3,365,997
Ceridian HCM Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.578%, 4/30/25	2,024,619	1,984,754
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	2,583,452	2,570,535
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/27	2,530,875	2,523,485
IGT Holding IV AB bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 3/22/28	3,034,750	3,019,576
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	3,290,000	3,275,327
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/27	255,000	256,913
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 5.75%, 5/3/27	495,000	496,391
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.84%, 4/5/26	1,960,000	1,948,985

		21,724,713
Technology services (4.7%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.314%, 10/16/27	2,977,538	2,966,997
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	4,055,237	4,013,948
Ingram Micro, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 4/1/28	1,995,000	1,990,013
MH Sub I, LLC bank term loan FRN (1 Month US LIBOR + 3.75%), 4.75%, 9/15/24	2,100,000	2,090,025
Proofpoint, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 6/9/28	3,915,000	3,874,754
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.342%, 2/1/26	3,560,063	3,521,508
Tempo Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 10/1/26	2,594,913	2,594,913
Tenable, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 3.25%, 7/7/28	500,000	497,500

		21,549,658
Transportation (1.9%)
Air Canada bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.25%, 7/27/28	500,000	496,040
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	3,295,000	3,380,110
KKR Apple Bidco, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.75%), 6.25%, 7/13/29	750,000	756,098
Skymiles IP, Ltd. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 9/16/27	1,000,000	1,049,790
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	2,845,700	2,833,833

		8,515,871
Trucks and parts (2.0%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.59%, 4/1/28	3,132,549	3,121,930
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	750,733	745,636
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.341%, 4/30/26	3,579,175	3,529,962
Tenneco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.09%, 10/1/25	994,885	975,485
TI Group Automotive Systems, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/16/26	995,000	991,269

		9,364,282
Utilities and power (1.4%)
Buckeye Partners LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 2.349%, 11/1/26	1,970,113	1,957,484
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.09%, 1/15/25	1,552,609	1,532,813
Pacific Gas & Electric Co. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/25	1,481,250	1,462,275
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 1.841%, 12/1/25	1,631,473	1,612,988

		6,565,560
Waste Management (0.4%)
GFL Environmental, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	1,446,499	1,445,299
Patriot Container Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 3/20/25	491,094	483,114

		1,928,413

Total senior loans (cost $425,934,271)		$423,417,315

CORPORATE BONDS AND NOTES (2.3%)(a)
	Principal amount	Value
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	$1,000,000	$1,068,080
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	660,000	678,150
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	1,100,000	1,138,500
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	1,000,000	1,026,250
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.446%, perpetual maturity	1,000,000	978,400
Meredith Corp. company guaranty sr. notes 6.50%, 7/1/25	600,000	638,250
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23	770,000	801,670
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26	540,000	539,325
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	638,000	661,128
Pacific Gas and Electric Co. FRN (BBA LIBOR USD 3 Month + 1.48%), 1.598%, 6/16/22	1,000,000	999,999
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	1,000,000	1,060,655
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	766,000	760,569
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	371,000	374,231

Total corporate bonds and notes (cost $10,445,200)		$10,725,207

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	$152,605
Tribune Media Co. Class 1C	591,290	5,913

Total common stocks (cost $142,355)		$158,518

SHORT-TERM INVESTMENTS (12.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.10%(AFF)	Shares	54,753,791	$54,753,791
U.S. Treasury Bills 0.042%, 3/3/22(SEGCCS)		$600,000	599,918
U.S. Treasury Bills 0.036%, 4/21/22(SEGCCS)		700,000	699,801

Total short-term investments (cost $56,053,632)			$56,053,510
TOTAL INVESTMENTS

Total investments (cost $492,575,458)			$490,354,550

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 37 Index	B+/P	$(1,313,216)	$13,900,000	$1,054,315	12/20/26	500 bp — Quarterly	$(139,207)

	Total		$(1,313,216)					$(139,207)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's abbreviations
bp	Basis Points
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2021 through November 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $458,195,035.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/21
	Short-term investments
	Putnam Short Term Investment Fund*	$29,535,600	$175,633,989	$150,415,798	$37,603	$54,753,791

	Total Short-term investments	$29,535,600	$175,633,989	$150,415,798	$37,603	$54,753,791
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,175,745.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $555,555, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	LBM Acquisition, LLC	$333,333
	Osmosis Debt Merger Sub, Inc.	222,222

	Totals	$555,555
	At the close of the reporting period, the fund maintained liquid assets totaling $13,900,000 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names and to hedge market risk.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$5,913	$—
Utilities and power	—	152,605	—

Total common stocks	—	158,518	—
Corporate bonds and notes	—	10,725,207	—
Senior loans	—	423,417,315	—
Short-term investments	—	56,053,510	—

Totals by level	$—	$490,354,550	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$1,174,009	$—

Totals by level	$—	$1,174,009	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$12,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com